INTANGIBLE ASSETS, NET - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 81,988	$ 0
Less: accumulated amortization	(6,832)	0
Intangible assets, net	75,156	0
Software [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 81,988	$ 0